Inventories (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Inventories
Raw materials	$ 59,646,411	¥ 387,319,932	¥ 421,800,272
Work-in-process	793,413	5,152,109	3,202,142
Finished goods	7,140,731	46,369,051	71,752,211
Total inventories	$ 67,580,555	438,841,092	496,754,625
Certain raw materials
Inventories
Amount pledged as collateral for borrowings from financial institutions		¥ 0	¥ 183,765,570